Share-based payments (Tables)	6 Months Ended
Jun. 30, 2023
Enterprise Management Incentive Share Option Scheme [Member]
IfrsStatementLineItems [Line Items]
Schedule of stock options activity

	Number of share options	Weighted average exercise price £

Outstanding at December 31, 2022	106,585	23.00
Granted during the period	-	-
Exercised during the period	-	-
Forfeited during the period	-	-
Outstanding at June 30, 2023	106,585	23.00

Exercisable at June 30, 2023	106,585	23.00
Unexercisable at June 30, 2023	-	-

Two Thousand Twenty One Share Option Scheme [Member]
IfrsStatementLineItems [Line Items]
Schedule of stock options activity

	Number of share options	Weighted average exercise price $

Outstanding at December 31, 2022	52,305	212.00
Granted during the period	-	-
Exercised during the period	-	-
Forfeited during the period	(13,468)	212.00
Outstanding at June 30, 2023	38,837	212.00

Exercisable at June 30, 2023	30,903	212.00
Unexercisable at June 30, 2023	7,934	212.00